PGIM Core Bond Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.6%
Asset-Backed Securities 18.0%
Automobiles 5.8%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C	1.010%	01/19/27	941	$928,495
Series 2021-03, Class C	1.410	08/18/27	1,400	1,366,056
Series 2023-01, Class C	5.800	12/18/28	2,100	2,143,739
Series 2023-02, Class C	6.000	07/18/29	900	929,123
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,377,464
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,626,044
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,731,852
Series 2023-01A, Class A, 144A	5.250	04/20/29	6,600	6,703,879
Series 2023-02A, Class A, 144A	5.200	10/20/27	1,800	1,811,698
Series 2023-08A, Class A, 144A	6.020	02/20/30	2,600	2,704,432
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,940,805
Series 2024-03A, Class A, 144A	5.230	12/20/30	2,500	2,542,807
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	1,393	1,417,380
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	541	549,458
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,098,257
Series 2021-04, Class C	1.380	07/15/27	800	782,079
Series 2022-01, Class C	2.200	11/15/27	1,300	1,270,330
Series 2022-01, Class D	2.470	07/17/28	600	586,698

Chesapeake Funding II LLC, Series 2024-01A, Class A1, 144A	5.520	05/15/36	1,072	1,081,855
Ford Credit Auto Owner Trust,
Series 2021-01, Class B, 144A	1.610	10/17/33	630	611,111
Series 2021-02, Class B, 144A	1.910	05/15/34	600	575,780
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,262,514
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,880,924
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A	1.060	09/15/27	2,800	2,761,967
Series 2024-03, Class A1, 144A	4.300	09/15/29	7,700	7,705,315
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,134,238
Series 2023-04, Class C	6.410	05/16/29	700	722,069
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	191,860
Series 2023-02, Class A, 144A	5.770	08/11/36	500	523,170
Series 2024-01, Class A, 144A	4.980	12/11/36	2,600	2,658,472

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
GM Financial Revolving Receivables Trust, (cont’d.)
Series 2024-02, Class A, 144A	4.520%	03/11/37	7,000	$7,037,941

GMF Floorplan Owner Revolving Trust, Series 2024-04A, Class A1, 144A	4.730	11/15/29	4,400	4,447,486
Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,815,716
Hertz Vehicle Financing LLC, Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	5,253,538
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	974	968,959
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,640,174
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,852,048
Series 2025-01A, Class A, 144A	5.360	04/16/35	8,200	8,394,621
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D	1.350	07/15/27	470	467,442
Series 2023-01, Class C	5.090	05/15/30	800	803,433
Series 2023-03, Class C	5.770	11/15/30	1,500	1,532,566
Series 2023-04, Class C	6.040	12/15/31	2,500	2,574,427
Series 2023-06, Class B	5.980	04/16/29	1,100	1,119,784
Series 2023-06, Class C	6.400	03/17/31	300	310,765
Series 2024-02, Class C	5.840	06/17/30	1,000	1,022,448
Series 2024-04, Class C	4.950	04/15/30	3,400	3,419,882
Series 2024-05, Class C	4.780	01/15/31	3,000	3,014,008
Series 2025-01, Class C	5.040	03/17/31	6,500	6,563,941
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	309,026
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	513,643

Toyota Auto Loan Extended Note Trust, Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	997,626
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	2,524	2,541,624
Series 2024-01A, Class A1, 144A	5.490	02/18/39	2,666	2,696,679

World Omni Select Auto Trust, Series 2021-A, Class C	1.090	11/15/27	600	592,913
				127,510,561

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations 10.2%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.802%(c)	07/22/37	10,000	$10,000,001
Ares Loan Funding Ltd. (Cayman Islands), Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.420(c)	03/31/38	10,500	10,415,055
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.601(c)	07/18/30	212	211,920
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.618(c)	07/15/31	3,016	3,016,005
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.707(c)	01/25/35	400	400,000
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.687(c)	04/24/34	5,500	5,500,000

Carlyle US CLO Ltd. (Cayman Islands), Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.651(c)	07/20/34	7,000	7,000,000
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.711(c)	07/20/34	8,500	8,491,500
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.639(c)	10/20/37	14,750	14,750,000
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.889(c)	04/20/37	10,000	10,013,827
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.619(c)	10/20/37	14,750	14,750,000
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.424(c)	04/17/38	11,000	10,928,500

Generate CLO Ltd. (Cayman Islands), Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	01/20/38	14,750	14,750,000
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.574(c)	04/26/31	192	192,301

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.698%(c)	01/15/31	143	$142,997
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.471(c)	10/21/30	6,345	6,344,896
Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.495(c)	03/25/38	11,230	11,173,850

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	5.638(c)	07/15/31	427	426,649
Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class A1R, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)	5.873(c)	01/25/32	1,527	1,527,042
Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)	5.783(c)	10/13/31	3,025	3,024,854
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.716(c)	06/20/34	6,500	6,500,000
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.691(c)	04/20/34	9,750	9,750,000

Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.561(c)	04/20/31	452	452,415
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.059(c)	01/20/37	4,750	4,757,013
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.614(c)	01/26/31	246	245,582
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.688(c)	07/15/34	2,200	2,200,000

TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.471(c)	10/29/34	7,500	7,463,267
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.400(c)	04/24/38	10,000	9,935,000

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.839%(c)	07/20/37	12,000	$12,015,503
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.139(c)	01/20/36	10,500	10,518,891
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.456(c)	07/15/34	5,500	5,509,495
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.492(c)	02/25/38	10,500	10,431,750
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 0.000%)	5.728(c)	10/15/30	108	107,615
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.601(c)	01/20/31	270	270,291

Wellfleet CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.456(c)	04/15/33	11,000	11,000,000
				224,216,219
Consumer Loans 1.0%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A	5.610	02/15/29	6,300	6,326,151
Series 2024-X02, Class A, 144A	5.220	12/17/29	3,278	3,275,496

GreenSky Home Improvement Trust, Series 2024-01, Class A2, 144A	5.880	06/25/59	478	481,143
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,521,762
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	5.103(c)	06/16/36	2,800	2,791,346
Series 2022-02A, Class A, 144A	4.890	10/14/34	1,327	1,325,532
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,407,794
				22,129,224
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,084,311

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Equipment 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720%	06/15/40	88	$87,707
Series 2019-A, Class A5, 144A	3.080	11/12/41	165	164,776
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,177,297
				1,429,780
Home Equity Loans 0.6%
JPMorgan Mortgage Trust, Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.550(c)	02/25/55	3,417	3,417,328
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	805	816,467
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	4,175	4,174,676
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	966	982,685
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	220	221,352
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	2,178	2,203,057
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	2,624	2,619,596
				14,435,161
Other 0.0%
Home Partners of America Trust, Series 2021-03, Class A, 144A	2.200	01/17/41	1,056	972,302
Student Loans 0.2%
ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	740	666,473
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 144A	2.730	10/25/48	13	12,481
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	129	127,227
Series 2020-BA, Class A2, 144A	2.120	01/15/69	331	314,157
Series 2020-DA, Class A, 144A	1.690	05/15/69	242	228,956

Pennsylvania Higher Education Assistance Agency, Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	4.998(c)	05/25/70	1,045	1,025,966
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	60	59,986

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC, (cont’d.)
Series 2019-A, Class A2FX, 144A	3.690%	06/15/48	197	$194,729
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	284	272,662
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	43	42,916
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	528	508,625
Series 2020-C, Class AFX, 144A	1.950	02/15/46	297	278,655
				3,732,833

Total Asset-Backed Securities (cost $396,556,020)				396,510,391
Commercial Mortgage-Backed Securities 11.5%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,793,038
BANK,
Series 2019-BN17, Class A3	3.456	04/15/52	4,116	3,959,621
Series 2019-BN20, Class A2	2.758	09/15/62	5,504	5,089,127
Series 2019-BN23, Class A2	2.669	12/15/52	2,188	2,010,898
Series 2020-BN25, Class A4	2.399	01/15/63	7,800	7,055,460
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,476,383
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,129,840
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,236,502
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	8,018,835
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	6,020,413
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,849,098
BANK5,
Series 2024-05YR12, Class A3	5.902(cc)	12/15/57	4,765	4,993,416
Series 2025-05YR14, Class A3	5.646	04/15/58	5,180	5,383,860
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	479,837
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	5.241(c)	03/15/37	6,000	5,647,519
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,987,161
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,900,662
Series 2023-C21, Class A2	6.506(cc)	09/15/56	3,359	3,538,158
Series 2023-C22, Class A2	6.728	11/15/56	4,643	4,929,941
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	406	393,259

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2018-B03, Class A4	3.761%	04/10/51	1,098	$1,077,496
Series 2019-B10, Class A3	3.455	03/15/62	2,475	2,382,912
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,576,832
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,241,698
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	1,980	1,942,350
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,372,842
Series 2021-B31, Class A4	2.420	12/15/54	6,400	5,514,907
Series 2023-B38, Class A2	5.626	04/15/56	6,000	6,075,785
Series 2023-B39, Class A2	6.793(cc)	07/15/56	7,000	7,295,376
Series 2023-V04, Class A3	6.841(cc)	11/15/56	7,000	7,459,876
Series 2025-V13, Class A4	5.815(cc)	02/15/58	8,500	8,883,583
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56	7,200	7,571,941
Series 2023-05C2, Class A3	7.296(cc)	11/15/56	9,000	9,679,796
Series 2025-05C9, Class A3	5.779(cc)	04/15/58	4,520	4,713,325

Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,675,539
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	692	673,651
Series 2019-CD08, Class A3	2.657	08/15/57	2,577	2,395,095

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	2,786	2,777,819
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,760	1,727,160
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762	06/10/48	2,596	2,587,732
Series 2016-C03, Class A3	2.896	11/15/49	703	686,087
Series 2016-P03, Class A3	3.063	04/15/49	7,305	7,220,992
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,657,165
Series 2019-C07, Class A3	2.860	12/15/72	942	881,931
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,779,294

Commercial Mortgage Trust, Series 2016-COR01, Class A3	2.826	10/10/49	792	767,870
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2	2.486	03/15/54	5,420	4,921,459
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	461	450,782
Series 2020-C09, Class A4	1.644	08/15/53	5,800	5,131,846

Fannie Mae-Aces, Series 2019-M21, Class 3A1	2.100	06/25/34	612	601,270

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

FHLMC Multifamily Structured Pass-Through Certificates, Series KW08, Class A2	3.600%	01/25/29	4,500	$4,427,067
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3	3.244	10/10/48	3,918	3,902,716
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	5,986,359

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP05, Class A4	3.457	03/15/50	102	100,436
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	936	913,941
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	613	603,163
Series 2016-JP03, Class A4	2.627	08/15/49	2,109	2,059,456

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,135	1,101,753
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451	07/15/50	1,625	1,621,947
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	879,573
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,764,336
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,746,747
Series 2018-C09, Class A3	3.854	03/15/51	657	644,454
Series 2018-C14, Class A3	4.180	12/15/51	1,034	1,018,667
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,037,334
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS04, Class A4	3.718	12/15/48	1,895	1,880,073
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,161,008
Series 2016-C35, Class A3	2.674	07/15/48	1,495	1,463,714
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,476,616
Series 2017-C38, Class A4	3.190	07/15/50	887	864,247
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	982,354
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,976,076
Series 2019-C49, Class A3	3.749	03/15/52	2,513	2,488,472
Series 2019-C50, Class A4	3.466	05/15/52	2,448	2,359,033
Series 2019-C52, Class A3	2.631	08/15/52	137	134,565
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,679,515
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,287,502

Total Commercial Mortgage-Backed Securities (cost $267,092,170)				253,178,563

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 29.4%
Aerospace & Defense 0.8%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400%	04/15/30	335	$316,210
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	2,570	2,616,957
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	6,505	6,373,087
Sr. Unsec’d. Notes	3.375	06/15/46	3,557	2,353,286
Sr. Unsec’d. Notes	3.550	03/01/38	495	382,462
Sr. Unsec’d. Notes	3.600	05/01/34	1,160	997,572
Sr. Unsec’d. Notes	3.850	11/01/48	455	313,772
Sr. Unsec’d. Notes	3.900	05/01/49	1,405	982,912
Sr. Unsec’d. Notes	5.705	05/01/40	190	184,600
Sr. Unsec’d. Notes	5.930	05/01/60	1,950	1,806,291

HEICO Corp., Gtd. Notes	5.250	08/01/28	725	739,678
				17,066,827
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	630	592,583
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,792,526
Gtd. Notes	2.726	03/25/31	2,180	1,938,504
Gtd. Notes	3.557	08/15/27	120	117,684
Gtd. Notes	4.390	08/15/37	5,500	4,829,161
Gtd. Notes	6.343	08/02/30	710	757,881

BAT International Finance PLC (United Kingdom), Gtd. Notes	5.931	02/02/29	1,295	1,354,268
				11,382,607
Airlines 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	55	53,346
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	504	472,522

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30	249	$235,312
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	352	308,224
				1,069,404
Apparel 0.1%
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	2,000	1,945,461
Auto Manufacturers 1.2%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	205	153,250
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	2,650	2,358,478
Sr. Unsec’d. Notes	4.271	01/09/27	3,200	3,107,970
Sr. Unsec’d. Notes	5.875	11/07/29	1,725	1,696,447

General Motors Co., Sr. Unsec’d. Notes	5.200	04/01/45	950	781,224
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	475,431
Sr. Unsec’d. Notes	2.400	10/15/28	1,385	1,269,225
Sr. Unsec’d. Notes	2.700	08/20/27	375	356,495
Sr. Unsec’d. Notes(a)	5.800	06/23/28	2,705	2,760,265
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	2,550	2,332,821
Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	01/08/30	4,560	4,597,221

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN(a)	4.800	01/05/34	1,376	1,366,826
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	2,370	2,347,308
Gtd. Notes, 144A	5.250	03/22/29	2,840	2,847,291
				26,450,252
Auto Parts & Equipment 0.3%
Aptiv Swiss Holdings Ltd., Gtd. Notes	4.650	09/13/29	6,095	6,054,066

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 8.4%
Banco Santander SA (Spain), Sr. Non-Preferred Notes(a)	5.538%(ff)	03/14/30	1,000	$1,024,626
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	11,459,431
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,533,875
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,565,057
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,447,936
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	1,555	1,367,343
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,700,626
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	3,380	3,308,476
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	317,797
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	102,430
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	4,500	3,990,105
Sub. Notes, MTN	4.450	03/03/26	1,500	1,498,895
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	400	400,383
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	1,230	1,226,638
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	4,370	4,470,019
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A(a)	1.675(ff)	06/30/27	1,425	1,376,847
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	1,385	1,295,828
Sr. Non-Preferred Notes, 144A	2.219(ff)	06/09/26	395	393,886
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	475	414,446
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	990,708
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	465	471,057

BPCE SA (France), Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	625	606,283
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.875	04/30/29	2,800	2,908,194
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,880,612
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,236,036
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,510	1,370,593
Sr. Unsec’d. Notes	3.400	05/01/26	350	346,657
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	480,743
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	662,883
Sr. Unsec’d. Notes	4.650	07/23/48	440	370,025
Sub. Notes	4.400	06/10/25	4,000	3,993,328
Sub. Notes	4.450	09/29/27	840	837,519
Sub. Notes	4.600	03/09/26	945	944,115

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sub. Notes	5.827%(ff)	02/13/35	865	$857,856
Sub. Notes	6.020(ff)	01/24/36	6,708	6,724,008

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	1,041,114
Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	2,255	2,229,388
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	1,530	1,505,659
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	525	530,863

Fifth Third Bancorp, Sr. Unsec’d. Notes(a)	6.339(ff)	07/27/29	1,310	1,372,873
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	2,993,182
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,269,311
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,554,673
Sr. Unsec’d. Notes	3.850	01/26/27	475	471,055
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	123,802
Sr. Unsec’d. Notes(a)	5.727(ff)	04/25/30	6,135	6,359,336
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	1,535	1,537,132
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	654,659

Intesa Sanpaolo SpA (Italy), Sr. Preferred Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,722,749
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	7.033(c)	07/01/25(oo)	3,920	3,911,987
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	4,052,090
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	209,042
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	1,281	1,159,884
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,273,049
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,479,626
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	209,476
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	277,248
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	164,824
Sr. Unsec’d. Notes(a)	5.140(ff)	01/24/31	5,605	5,716,012
Sub. Notes	2.956(ff)	05/13/31	510	465,207

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	3,120	3,268,265
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,437,323

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes	5.449%(ff)	07/20/29	1,930	$1,979,637
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	6,460	5,504,504
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	746,377
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	468,197
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	454,304
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,191,121
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,576,039
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	310	303,351
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	505	521,630
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,791,218

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	1.642(ff)	06/14/27	1,830	1,768,991
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,737,257
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	1,625	1,566,450
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	3,800	3,720,736
Sr. Non-Preferred Notes, 144A, MTN(a)	1.792(ff)	06/09/27	1,020	986,256

Truist Bank, Sub. Notes	2.250	03/11/30	2,840	2,501,417
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	337,878
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	553,612
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,102,641
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	852,600
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	346,915
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.244(ff)	01/24/31	4,235	4,321,597
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	4,350	4,370,675
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	1,245	1,337,934
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,479,089
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,020,024
Sr. Unsec’d. Notes, MTN(a)	5.574(ff)	07/25/29	5,045	5,191,243
				184,296,783

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	180	$174,069
Gtd. Notes	4.900	02/01/46	1,551	1,402,693
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	451,167
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	879,866

Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125	04/29/32	1,665	1,392,883
				4,300,678
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	5.150	11/15/41	910	839,075
Building Materials 0.3%
CRH SMW Finance DAC, Gtd. Notes	5.125	01/09/30	2,650	2,701,443
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	5.150	12/01/34	2,510	2,493,012
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	803,015
				5,997,470
Chemicals 0.4%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	2,990	3,020,272
Sr. Unsec’d. Notes	5.419	11/15/48	270	263,615

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	1,885	1,354,154
LYB International Finance III LLC, Gtd. Notes	4.200	05/01/50	450	323,190
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	248	226,086
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.100	04/30/30	1,485	1,477,427
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	1,858	1,872,771

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Sasol Financing USA LLC (South Africa), Gtd. Notes	6.500%	09/27/28	400	$369,100
				8,906,615
Commercial Services 0.2%
Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30	1,735	1,607,407
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	477,037
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	108,753
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	427,086
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	268,329
Verisk Analytics, Inc., Sr. Unsec’d. Notes(a)	4.125	03/15/29	1,185	1,168,041
				4,056,653
Computers 0.3%
Accenture Capital, Inc., Gtd. Notes	4.500	10/04/34	2,095	2,018,567
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	2,320	2,339,628
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	1,000	1,076,832
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,462,158
				6,897,185
Diversified Financial Services 0.7%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,155	1,216,834
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,481,375
Charles Schwab Corp. (The), Sr. Unsec’d. Notes(a)	1.650	03/11/31	2,970	2,516,319

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625%	10/15/31	95	$80,135
Sr. Unsec’d. Notes	5.875	07/21/28	1,210	1,242,352

LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	1,295	1,320,691
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608	07/14/31	565	488,741
Sr. Unsec’d. Notes	6.070	07/12/28	3,905	4,058,348

United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.500	11/15/25	2,000	1,990,670
				15,395,465
Electric 2.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000	04/29/28	515	477,451
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	661,991
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	652	481,421
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	465,334
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,432,341
Sr. Unsec’d. Notes	3.350	05/15/50	485	324,367

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	185,356
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	350,537
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	283,711
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	1,600	1,536,320
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	30,282
First Mortgage	4.000	03/01/48	115	88,842
First Mortgage, Series 123	3.750	08/15/47	775	574,578
First Mortgage, Series 130	3.125	03/15/51	95	61,526

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875%	06/15/47	805	$612,615
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	30,937

Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	48,503
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	53,825
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	294,294
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	342,544
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	141,611
Sr. Unsec’d. Notes	3.950	08/15/47	185	135,459
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	130,708
First Mortgage	4.200	07/15/48	205	162,837
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,064,480
First Mortgage	3.700	10/15/46	75	55,830

Enel Finance International NV (Italy), Gtd. Notes, 144A	3.500	04/06/28	475	461,258
Entergy Arkansas LLC, First Mortgage(a)	2.650	06/15/51	2,220	1,291,754
Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	170	158,670
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	893,828
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	324,118
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,373,452
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	880,896

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	212,244
Georgia Power Co., Sr. Unsec’d. Notes, Series B(a)	2.650	09/15/29	1,005	936,834
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	228,866

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250%	08/14/28	235	$227,828
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	173,867
First Mortgage	4.250	07/15/49	350	281,058

Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	869,583
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	3,870	3,925,843
Gtd. Notes	5.749	09/01/25	2,275	2,280,932
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	274,629
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,144,730

NSTAR Electric Co., Sr. Unsec’d. Notes	5.400	06/01/34	1,130	1,151,465
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	192,303
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	3,000	2,490,934
First Mortgage	4.950	07/01/50	1,460	1,184,863

PacifiCorp, First Mortgage	2.700	09/15/30	890	800,690
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	117,020
First Mortgage	3.050	03/15/51	1,540	986,339
First Ref. Mortgage	4.800	10/15/43	120	107,048

PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	153,710
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	180,001
First Mortgage, Series 34	3.200	03/01/50	720	473,283
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	361,134
First Mortgage, MTN	2.700	05/01/50	390	236,465
First Mortgage, MTN(a)	3.200	05/15/29	1,265	1,211,862
First Mortgage, MTN	3.600	12/01/47	95	70,339
First Mortgage, MTN	3.700	05/01/28	590	582,597
Sec’d. Notes, MTN(a)	4.650	03/15/33	2,105	2,081,752

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600%	08/15/30	1,155	$986,143
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	322,396
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	193,710
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	657,846
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	255,926
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN(a)	3.000	09/26/27	465	453,668
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	980,261
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	37,638
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	183,007
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	286,917
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	3,000	2,974,518
Gtd. Notes, 144A	5.625	02/15/27	2,175	2,172,990

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	519,456
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	501,080
				49,875,451
Engineering & Construction 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	968,016
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,972	1,933,053
Sr. Sec’d. Notes, 144A	5.500	07/31/47	1,800	1,407,258
				4,308,327

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050%	03/15/42	3,095	$2,329,084
Gtd. Notes	5.141	03/15/52	925	634,921
				2,964,005
Foods 0.4%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	304,299
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27	1,320	1,303,500
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes(a)	5.750	04/01/33	1,900	1,935,977
Gtd. Notes	6.750	03/15/34	3,072	3,332,816

Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	48,518
The Campbell’s Co., Sr. Unsec’d. Notes(a)	2.375	04/24/30	2,175	1,951,320
				8,876,430
Gas 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	826,351
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	785	663,926
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	423,343
				1,913,620
Healthcare-Services 1.5%
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	817,303
Sr. Unsec’d. Notes	6.750	12/15/37	170	181,102

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	185,546
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	207,901

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Cigna Group (The),
Gtd. Notes	3.400%	03/01/27	325	$319,682
Gtd. Notes	4.375	10/15/28	1,950	1,945,839
Gtd. Notes	4.500	02/25/26	457	456,540
Sr. Unsec’d. Notes	2.375	03/15/31	3,336	2,930,794
Sr. Unsec’d. Notes(a)	2.400	03/15/30	1,681	1,521,501

CommonSpirit Health, Sr. Sec’d. Notes	5.318	12/01/34	4,510	4,453,761
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,694,246
Laboratory Corp. of America Holdings,
Gtd. Notes	2.950	12/01/29	595	553,823
Gtd. Notes(a)	4.800	10/01/34	4,810	4,631,650

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	60,412
Mount Sinai Hospital (The), Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,178,251
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	514,510
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	524,529
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032(a)	2.044	01/01/32	2,670	2,219,787
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	384,450
Unsec’d. Notes, Series H	2.746	10/01/26	40	39,117

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,768,958
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	339,685
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	832,941
Sr. Unsec’d. Notes	3.750	07/15/25	90	89,827
Sr. Unsec’d. Notes	4.750	05/15/52	1,900	1,602,448
Sr. Unsec’d. Notes	5.050	04/15/53	2,140	1,893,920
Sr. Unsec’d. Notes	5.500	04/15/64	865	801,153
Sr. Unsec’d. Notes	5.750	07/15/64	1,495	1,443,017
				33,592,693

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500%	10/15/31	1,175	$1,126,220
Insurance 0.9%
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	84,765
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	91,410
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	5.000	02/15/32	1,680	1,686,224
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	747,775
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.000	12/07/33	5,900	6,135,428
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	122,225
Gtd. Notes, 144A	3.951	10/15/50	450	320,646

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	118,062
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,551,629
Sr. Unsec’d. Notes	5.000	04/05/46	217	190,173

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.650	03/15/30	6,335	6,390,376
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	102,819
Gtd. Notes	4.300	11/15/46	140	115,464
Gtd. Notes	4.350	05/15/43	20	16,923
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	620,504
Sub. Notes, 144A	4.900	09/15/44	120	106,706

Unum Group, Sr. Unsec’d. Notes	6.000	06/15/54	505	490,532
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	413,399
				19,305,060

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.2%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450%	04/15/30	5,710	$5,383,858
Lodging 0.2%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.250	06/30/29	1,460	1,465,264
Sr. Unsec’d. Notes	5.750	01/30/27	730	742,262

Las Vegas Sands Corp., Sr. Unsec’d. Notes(a)	3.500	08/18/26	1,230	1,202,824
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	514,114
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	246,247
				4,170,711
Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	361,443
Sr. Sec’d. Notes	3.900	06/01/52	370	234,808
Sr. Sec’d. Notes	5.050	03/30/29	2,160	2,154,842
Sr. Sec’d. Notes	5.375	05/01/47	530	429,663
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,508,571
Sr. Sec’d. Notes	6.484	10/23/45	275	256,314

Comcast Corp., Gtd. Notes	4.250	10/15/30	275	272,014
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	2,750	2,701,228
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	3,081,827
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,965,285

Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	128,333
				14,094,328
Mining 0.8%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	188,926
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.250	09/08/33	4,245	4,283,972

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia), (cont’d.)
Gtd. Notes	5.300%	02/21/35	675	$674,715

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	224,183
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	510	454,774
Gtd. Notes	2.800	10/01/29	1,270	1,192,705

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	6,205	6,302,527
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	5.250	03/14/35	880	884,688
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	3,120	2,704,940
				16,911,430
Miscellaneous Manufacturing 0.1%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	2,635	2,347,514
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29	1,535	1,577,090
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	3,145	3,043,732
Gtd. Notes	5.100	03/01/30	765	764,794
				3,808,526
Oil & Gas 1.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	674,241
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	3,695	3,483,843

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)	501	497,243
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.250	03/15/38	175	176,651
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	1,955	1,953,610

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750%	02/15/52	1,685	$1,087,481
Sr. Unsec’d. Notes	5.400	06/15/47	229	194,884
Sr. Unsec’d. Notes	6.750	11/15/39	45	47,315

Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	330	315,553
Diamondback Energy, Inc., Gtd. Notes	6.250	03/15/33	6,065	6,335,905
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,194,462
Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	1,008,532
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	511,285
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	536,826

Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	373,333
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	107,228
Sr. Unsec’d. Notes	7.875	09/15/31	250	272,648
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	328,907
Gtd. Notes	6.490	01/23/27	1,048	1,025,311
Gtd. Notes	6.500	03/13/27	1,020	994,908
Gtd. Notes, MTN(a)	6.875	08/04/26	870	859,125
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,682,904
Gtd. Notes	3.550	10/01/26	310	306,045
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	479,500
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	950,763

Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33	1,010	1,064,885
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	7.000	09/15/28	1,075	1,100,924
				31,564,312

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900%	05/17/28	487	$480,007
Packaging & Containers 0.3%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,621,645
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	2,966,263
				7,587,908
Pharmaceuticals 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	285	247,105
Sr. Unsec’d. Notes	4.550	03/15/35	360	346,424
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,034,542
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	899,753
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	3,215	2,747,058
Sr. Unsec’d. Notes	5.125	07/20/45	465	402,584
Sr. Unsec’d. Notes	5.300	12/05/43	155	138,440

Eli Lilly & Co., Sr. Unsec’d. Notes	5.000	02/09/54	1,455	1,349,847
Johnson & Johnson, Sr. Unsec’d. Notes(h)	3.625	03/03/37	3,205	2,848,440
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	625	466,244
Gtd. Notes	5.400	11/29/43	860	682,612

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	28	27,564
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	1,887	1,860,573
Gtd. Notes	5.250	06/15/46	730	553,862

Viatris, Inc., Gtd. Notes	3.850	06/22/40	920	646,244
				14,251,292

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.7%
Boardwalk Pipelines LP, Gtd. Notes	3.400%	02/15/31	1,300	$1,181,353
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	1,730	1,605,998
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	550,920
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	977,486
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	433,757
Sr. Unsec’d. Notes	5.000	05/15/50	565	452,917
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,546,227
Sr. Unsec’d. Notes	6.250	04/15/49	910	863,409
Sr. Unsec’d. Notes	6.400	12/01/30	520	553,184
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,406,241
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	315,472
Gtd. Notes	4.200	01/31/50	555	428,532

Greensaif Pipelines Bidco Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	742,835
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	4,920	4,402,545
Sr. Unsec’d. Notes	4.500	04/15/38	270	232,292
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,268
Sr. Unsec’d. Notes	5.500	06/01/34	3,340	3,280,549
Sr. Unsec’d. Notes	5.500	02/15/49	210	184,313

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	294,514
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,227,428
Gtd. Notes	4.200	03/15/45	275	204,404
Gtd. Notes	4.500	03/15/50	195	146,974
Gtd. Notes	6.050	09/01/33	2,510	2,577,015
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	331,524
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	998,042

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	137,586

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes	5.500%	02/15/35	1,192	$1,165,005
Gtd. Notes	6.125	03/15/33	1,240	1,274,384
Gtd. Notes	6.250	07/01/52	1,305	1,255,826
Gtd. Notes	6.500	03/30/34	930	978,518

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	291,793
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	457,001
Sr. Unsec’d. Notes	4.600	03/15/48	500	412,196

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	257,547
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	348,820
Sr. Unsec’d. Notes	5.150	03/15/34	90	88,232
Sr. Unsec’d. Notes	5.400	03/04/44	400	366,702
Sr. Unsec’d. Notes	5.600	03/15/35	3,765	3,796,490
				37,772,299
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	4,109,064
Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,328,581
Gtd. Notes	4.750	04/15/35	425	398,196

American Tower Corp., Sr. Unsec’d. Notes	2.900	01/15/30	1,040	962,234
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,518,144
Sr. Unsec’d. Notes	5.500	02/15/34	895	893,592

COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	1,400	1,126,385
CubeSmart LP, Gtd. Notes(a)	2.250	12/15/28	3,360	3,087,338
Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	630	564,890

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Invitation Homes Operating Partnership LP, Gtd. Notes	4.875%	02/01/35	6,035	$5,737,961
Prologis LP, Sr. Unsec’d. Notes	1.750	02/01/31	2,660	2,271,114
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	255,676
Sr. Unsec’d. Notes	3.250	01/15/31	985	911,421
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	1,095	1,018,623
Gtd. Notes	2.700	07/15/31	2,228	1,947,342
Gtd. Notes	5.500	01/15/29	2,785	2,860,188

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27	4,680	4,737,522
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	775	754,861
				32,374,068
Retail 0.1%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	919,381
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	523,694
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	1,805	1,746,781
				3,189,856
Semiconductors 0.3%
Broadcom, Inc.,
Sr. Unsec’d. Notes	5.050	07/12/29	1,914	1,952,142
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	237,791
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	816,995
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	4,316,009
				7,322,937
Shipbuilding 0.2%
Huntington Ingalls Industries, Inc., Gtd. Notes	4.200	05/01/30	5,328	5,144,971

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.2%
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500%	09/30/27	1,325	$1,319,499
Workday, Inc., Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,251,464
				3,570,963
Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	6,860	5,828,153
Sr. Unsec’d. Notes	2.550	12/01/33	58	47,888
Sr. Unsec’d. Notes(a)	3.500	09/15/53	1,734	1,162,646
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,136,978
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	778,169
Sr. Unsec’d. Notes	4.500	05/15/35	205	193,596

Motorola Solutions, Inc., Sr. Unsec’d. Notes(a)	5.400	04/15/34	2,020	2,041,169
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	3,365	3,310,978
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,449,296
Gtd. Notes	3.000	02/15/41	640	458,115
Gtd. Notes	3.750	04/15/27	970	959,632
Gtd. Notes	3.875	04/15/30	4,780	4,614,003
Gtd. Notes	4.375	04/15/40	380	331,875
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	170	145,964
Sr. Unsec’d. Notes	2.355	03/15/32	8,190	6,987,706
Sr. Unsec’d. Notes	2.550	03/21/31	2,729	2,429,905
				31,876,073
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050	02/15/51	910	593,415
Canadian Pacific Railway Co. (Canada), Gtd. Notes	3.500	05/01/50	1,585	1,100,468
				1,693,883

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/24/26	2,930	$2,962,827
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	4.000	12/01/46	145	113,075

Total Corporate Bonds (cost $683,148,783)				648,927,339
Municipal Bonds 0.5%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	39,429
California 0.0%
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	260	277,797
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	27,360
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	26,773
				331,930
Maryland 0.1%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56	1,800	1,708,271
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	285,027
New York 0.2%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	725	679,046
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	1,155	1,073,152

Port Authority of New York & New Jersey, Revenue Bonds	5.072	07/15/53	2,525	2,358,634
				4,110,832

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.0%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840%	09/01/50	745	$485,695
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	74,631
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	147,989
				708,315
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	816,508
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	769,187
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	415,115
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	266,685
				2,267,495
Virginia 0.1%
University of Virginia,
Taxable, Revenue Bonds	2.256	09/01/50	3,850	2,185,813
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	96,867
				2,282,680

Total Municipal Bonds (cost $13,348,240)				11,733,979
Residential Mortgage-Backed Securities 2.3%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,589
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	4,997	4,767,763
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	101	55,196
Bellemeade Re Ltd., Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.354(c)	09/25/31	1,537	1,536,934

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
BRAVO Residential Funding Trust, Series 2023-RPL01, Class A1, 144A	5.000%(cc)	05/25/63	2,967	$2,922,522
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,656	1,525,412
Series 2024-RPL03, Class A1A, 144A	3.250(cc)	09/25/64	1,420	1,274,474

CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,674	2,640,727
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.254(c)	12/25/41	1,520	1,526,631
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.854(c)	10/25/43	911	912,651

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	618
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	3.489(cc)	03/25/59	779	777,659
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	1,005	957,455

EFMT, Series 2024-CES01, Class A1, 144A	5.522(cc)	01/26/60	3,743	3,753,553
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	493	491,541
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	1.582(c)	04/25/50	1,094	142,209
Series 2023-54, Class PO, PO	1.825(s)	11/25/53	3,187	2,524,637

FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.004(c)	01/25/34	115	115,605
FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	52	54,680
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	652	617,955
Series 5019, Class IP, IO	3.000	10/25/50	766	126,232
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,369	114,374
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	421	12,128
Series 5251, Class PO, PO	2.298(s)	08/25/52	3,245	2,251,033

Freddie Mac Strips, Series 406, Class PO, PO	1.203(s)	10/25/53	490	404,604
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA01, Class A1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)	5.304(c)	01/25/45	7,234	7,197,395

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000%(cc)	07/20/43	496	$449,197
Series 2014-58, Class PS, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)	1.667(c)	09/20/43	3,081	151,933
Series 2016-46, Class JE	2.500	11/20/45	118	109,099
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.000(c)	09/20/48	1,533	46,587
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.000(c)	10/20/48	1,970	65,377
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.000(c)	11/20/48	1,770	57,980
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)	0.000(c)	11/20/48	3,506	56,092
Series 2019-023, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	1.765(c)	07/16/43	3,961	319,944
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	6,198	51,890
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)	0.000(c)	08/20/49	3,665	41,590
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	3,099	48,089
Series 2021-114, Class TI, IO	3.000	06/20/51	3,971	577,793
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	702	336
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	4,867	128,234
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)	0.000(c)	04/20/52	112	3,204
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	04/20/52	4,294	106,429
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	2,799	76,197
Series 2022-093, Class IO, IO	3.000	08/20/51	11,435	1,265,245
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	5,822	133,623
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,224	42,965
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)	0.550(c)	10/20/52	23,223	1,210,574

Legacy Mortgage Asset Trust, Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66	248	247,749

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131%(cc)	07/25/60	1,802	$1,637,007
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	52	50,865
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.191(c)	01/25/48	41	40,097
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	5.091(c)	06/25/57	92	90,015
PRPM LLC, Series 2024-RPL04, Class A1, 144A	4.000(cc)	12/25/54	4,036	3,900,131
Sequoia Mortgage Trust, Series 10, Class 2A1, 1 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	5.194(c)	10/20/27	5	4,659
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	4.934(c)	07/19/35	13	11,999
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.441(c)	10/25/59	88	89,377
Series 2020-04, Class A1, 144A	1.750	10/25/60	512	464,980
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	1,106	1,060,665
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	1,780	1,718,870
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.975(c)	06/25/42	16	14,943
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.975(c)	08/25/42	1	1,335
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	5.021(c)	10/25/45	136	133,538

Total Residential Mortgage-Backed Securities (cost $50,641,403)				51,114,185
Sovereign Bonds 1.5%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	482,645

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875%	02/01/28	290	$283,925
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,388,760
Sr. Unsec’d. Notes(a)	5.600	01/15/35	4,950	5,103,450

Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	4,014	4,044,386
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970	794,799
Sr. Unsec’d. Notes	6.000	05/07/36	1,527	1,459,048
Sr. Unsec’d. Notes	6.875	05/13/37	3,290	3,332,770
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A	4.750	06/15/26	3,073	3,053,794
Sr. Unsec’d. Notes, 144A	5.625	01/17/28	5,300	5,353,026

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	128,200
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	621,787
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	161,486
Sr. Unsec’d. Notes	3.300	03/15/28	110	108,528

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	97,870
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26	45	45,962
Republic of Poland Government International Bond (Poland), Bonds	5.375	02/12/35	3,355	3,395,260
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.125	01/13/28	3,440	3,485,580

Total Sovereign Bonds (cost $33,484,160)				33,341,276
U.S. Government Agency Obligations 26.2%
Federal Home Loan Mortgage Corp.	1.500	10/01/35	2,789	2,476,236
Federal Home Loan Mortgage Corp.	1.500	02/01/36	731	647,097
Federal Home Loan Mortgage Corp.	1.500	06/01/36	826	731,504
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,659	1,252,085
Federal Home Loan Mortgage Corp.	2.000	01/01/32	210	199,561
Federal Home Loan Mortgage Corp.	2.000	02/01/36	717	654,814
Federal Home Loan Mortgage Corp.	2.000	10/01/40	341	294,316

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.000%	09/01/50	11,338	$9,074,144
Federal Home Loan Mortgage Corp.	2.000	11/01/50	517	411,263
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,739	1,392,087
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,250	1,787,080
Federal Home Loan Mortgage Corp.	2.000	04/01/51	93	73,979
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,177	939,684
Federal Home Loan Mortgage Corp.	2.000	06/01/51	5,735	4,580,701
Federal Home Loan Mortgage Corp.	2.000	07/01/51	3,960	3,147,342
Federal Home Loan Mortgage Corp.	2.000	09/01/51	410	329,868
Federal Home Loan Mortgage Corp.	2.500	01/01/29	90	88,047
Federal Home Loan Mortgage Corp.	2.500	10/01/32	247	237,138
Federal Home Loan Mortgage Corp.	2.500	12/01/32	467	449,950
Federal Home Loan Mortgage Corp.	2.500	10/01/35	2,021	1,897,837
Federal Home Loan Mortgage Corp.	2.500	09/01/46	139	118,631
Federal Home Loan Mortgage Corp.	2.500	11/01/46	434	370,995
Federal Home Loan Mortgage Corp.	2.500	11/01/49	737	622,161
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,444	2,057,424
Federal Home Loan Mortgage Corp.	2.500	03/01/51	873	731,033
Federal Home Loan Mortgage Corp.	2.500	04/01/51	9,891	8,276,711
Federal Home Loan Mortgage Corp.	2.500	05/01/51	201	168,453
Federal Home Loan Mortgage Corp.	2.500	07/01/51	412	344,857
Federal Home Loan Mortgage Corp.	2.500	08/01/51	825	688,467
Federal Home Loan Mortgage Corp.	2.500	10/01/51	67	55,803
Federal Home Loan Mortgage Corp.	2.500	10/01/51	272	229,165
Federal Home Loan Mortgage Corp.	2.500	11/01/51	5,431	4,525,973
Federal Home Loan Mortgage Corp.	2.500	12/01/51	2,853	2,380,910
Federal Home Loan Mortgage Corp.	2.500	01/01/52	434	362,360
Federal Home Loan Mortgage Corp.	3.000	02/01/32	441	430,281
Federal Home Loan Mortgage Corp.	3.000	01/01/37	113	106,229
Federal Home Loan Mortgage Corp.	3.000	12/01/37	45	42,452
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,199	1,089,434
Federal Home Loan Mortgage Corp.	3.000	07/01/43	205	185,738
Federal Home Loan Mortgage Corp.	3.000	06/01/46	340	303,206
Federal Home Loan Mortgage Corp.	3.000	09/01/46	1,970	1,753,987
Federal Home Loan Mortgage Corp.	3.000	12/01/46	7,037	6,241,432
Federal Home Loan Mortgage Corp.	3.000	01/01/47	357	317,510
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,142	1,882,337
Federal Home Loan Mortgage Corp.	3.000	06/01/50	542	475,840
Federal Home Loan Mortgage Corp.	3.000	09/01/50	2,052	1,790,358
Federal Home Loan Mortgage Corp.	3.000	03/01/51	3,588	3,119,114
Federal Home Loan Mortgage Corp.	3.000	04/01/52	3,739	3,249,246
Federal Home Loan Mortgage Corp.	3.500	06/01/37	558	537,500

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	11/01/37	102	$98,667
Federal Home Loan Mortgage Corp.	3.500	06/01/42	148	139,232
Federal Home Loan Mortgage Corp.	3.500	06/01/42	156	146,089
Federal Home Loan Mortgage Corp.	3.500	07/01/42	155	144,710
Federal Home Loan Mortgage Corp.	3.500	09/01/42	194	181,750
Federal Home Loan Mortgage Corp.	3.500	10/01/42	242	226,853
Federal Home Loan Mortgage Corp.	3.500	06/01/43	103	96,449
Federal Home Loan Mortgage Corp.	3.500	05/01/45	131	121,689
Federal Home Loan Mortgage Corp.	3.500	01/01/47	97	89,182
Federal Home Loan Mortgage Corp.	3.500	02/01/47	220	202,169
Federal Home Loan Mortgage Corp.	3.500	11/01/47	146	133,891
Federal Home Loan Mortgage Corp.	3.500	03/01/48	3,118	2,861,877
Federal Home Loan Mortgage Corp.	3.500	08/01/48	58	53,438
Federal Home Loan Mortgage Corp.	3.500	10/01/48	221	201,953
Federal Home Loan Mortgage Corp.	3.500	01/01/50	1,338	1,226,869
Federal Home Loan Mortgage Corp.	3.500	01/01/52	131	118,847
Federal Home Loan Mortgage Corp.	3.500	05/01/52	10,316	9,324,968
Federal Home Loan Mortgage Corp.	3.500	07/01/52	974	879,494
Federal Home Loan Mortgage Corp.	3.500	10/01/52	1,025	926,737
Federal Home Loan Mortgage Corp.	3.500	11/01/52	1,093	987,675
Federal Home Loan Mortgage Corp.	3.500	01/01/53	1,007	909,509
Federal Home Loan Mortgage Corp.	4.000	09/01/37	1,513	1,479,966
Federal Home Loan Mortgage Corp.	4.000	12/01/40	43	41,612
Federal Home Loan Mortgage Corp.	4.000	01/01/41	153	147,008
Federal Home Loan Mortgage Corp.	4.000	04/01/42	129	124,554
Federal Home Loan Mortgage Corp.	4.000	10/01/45	81	77,392
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,173	1,132,594
Federal Home Loan Mortgage Corp.	4.000	05/01/46	74	70,231
Federal Home Loan Mortgage Corp.	4.000	08/01/46	117	111,068
Federal Home Loan Mortgage Corp.	4.000	11/01/47	73	69,394
Federal Home Loan Mortgage Corp.	4.000	04/01/48	116	109,142
Federal Home Loan Mortgage Corp.	4.000	05/01/48	130	122,480
Federal Home Loan Mortgage Corp.	4.000	07/01/48	244	230,214
Federal Home Loan Mortgage Corp.	4.000	07/01/49	327	309,069
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,392	1,308,811
Federal Home Loan Mortgage Corp.	4.000	09/01/52	968	902,952
Federal Home Loan Mortgage Corp.	4.000	10/01/52	5,369	5,012,321
Federal Home Loan Mortgage Corp.	4.500	06/01/42	51	50,650
Federal Home Loan Mortgage Corp.	4.500	09/01/44	68	67,090
Federal Home Loan Mortgage Corp.	4.500	07/01/45	163	161,428
Federal Home Loan Mortgage Corp.	4.500	04/01/47	629	614,005
Federal Home Loan Mortgage Corp.	4.500	07/01/47	71	69,244

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.500%	07/01/47	163	$159,124
Federal Home Loan Mortgage Corp.	4.500	11/01/47	278	271,048
Federal Home Loan Mortgage Corp.	4.500	02/01/48	83	80,685
Federal Home Loan Mortgage Corp.	4.500	07/01/48	180	175,281
Federal Home Loan Mortgage Corp.	4.500	05/01/52	391	373,861
Federal Home Loan Mortgage Corp.	4.500	07/01/52	3,601	3,445,887
Federal Home Loan Mortgage Corp.	5.000	08/01/40	158	159,849
Federal Home Loan Mortgage Corp.	5.000	12/01/47	102	100,741
Federal Home Loan Mortgage Corp.	5.000	02/01/48	174	174,523
Federal Home Loan Mortgage Corp.	5.000	10/01/52	4,259	4,183,328
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,671	1,640,903
Federal Home Loan Mortgage Corp.	5.500	02/01/53	14,784	14,787,014
Federal National Mortgage Assoc.	0.875	08/05/30	235	201,705
Federal National Mortgage Assoc.	1.500	01/01/36	1,917	1,697,042
Federal National Mortgage Assoc.	1.500	04/01/36	799	707,352
Federal National Mortgage Assoc.	1.500	05/01/36	422	373,509
Federal National Mortgage Assoc.	1.500	06/01/36	1,289	1,141,140
Federal National Mortgage Assoc.	1.500	07/01/36	1,614	1,427,100
Federal National Mortgage Assoc.	1.500	02/01/42	411	337,482
Federal National Mortgage Assoc.	1.500	10/01/50	346	260,853
Federal National Mortgage Assoc.	1.500	11/01/50	978	738,210
Federal National Mortgage Assoc.	1.500	12/01/50	7,453	5,617,685
Federal National Mortgage Assoc.	1.500	01/01/51	3,648	2,752,662
Federal National Mortgage Assoc.	1.500	06/01/51	643	485,351
Federal National Mortgage Assoc.	1.500	07/01/51	756	569,553
Federal National Mortgage Assoc.	2.000	TBA	4,500	3,568,317
Federal National Mortgage Assoc.	2.000	03/01/31	1,013	969,110
Federal National Mortgage Assoc.	2.000	01/01/32	2,104	2,001,938
Federal National Mortgage Assoc.	2.000	05/01/36	1,157	1,053,774
Federal National Mortgage Assoc.	2.000	09/01/36	1,221	1,111,666
Federal National Mortgage Assoc.	2.000	12/01/36	1,951	1,774,095
Federal National Mortgage Assoc.	2.000	02/01/37	2,669	2,424,345
Federal National Mortgage Assoc.	2.000	08/01/40	1,731	1,528,788
Federal National Mortgage Assoc.	2.000	02/01/41	1,639	1,412,736
Federal National Mortgage Assoc.	2.000	05/01/41	3,287	2,829,495
Federal National Mortgage Assoc.	2.000	10/01/50	11,170	8,947,416
Federal National Mortgage Assoc.	2.000	11/01/50	340	272,061
Federal National Mortgage Assoc.	2.000	12/01/50	36	28,977
Federal National Mortgage Assoc.	2.000	01/01/51	1,706	1,364,560
Federal National Mortgage Assoc.	2.000	02/01/51	3,496	2,792,553
Federal National Mortgage Assoc.	2.000	02/01/51	7,631	6,104,878
Federal National Mortgage Assoc.	2.000	03/01/51	5,171	4,108,142

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.000%	04/01/51	2,630	$2,101,031
Federal National Mortgage Assoc.	2.000	04/01/51	3,991	3,171,530
Federal National Mortgage Assoc.	2.000	05/01/51	16,552	13,155,806
Federal National Mortgage Assoc.	2.000	07/01/51	1,930	1,538,477
Federal National Mortgage Assoc.	2.000	08/01/51	1,965	1,566,099
Federal National Mortgage Assoc.	2.500	TBA	19,000	15,798,182
Federal National Mortgage Assoc.	2.500	05/01/30	126	121,652
Federal National Mortgage Assoc.	2.500	07/01/32	610	586,008
Federal National Mortgage Assoc.	2.500	08/01/32	677	651,314
Federal National Mortgage Assoc.	2.500	09/01/32	644	619,799
Federal National Mortgage Assoc.	2.500	07/01/35	2,256	2,167,242
Federal National Mortgage Assoc.	2.500	11/01/36	1,960	1,831,911
Federal National Mortgage Assoc.	2.500	02/01/43	58	50,855
Federal National Mortgage Assoc.	2.500	06/01/46	295	256,579
Federal National Mortgage Assoc.	2.500	09/01/46	145	123,622
Federal National Mortgage Assoc.	2.500	10/01/46	90	76,833
Federal National Mortgage Assoc.	2.500	10/01/46	160	135,899
Federal National Mortgage Assoc.	2.500	03/01/50	596	502,866
Federal National Mortgage Assoc.	2.500	08/01/50	1,503	1,263,078
Federal National Mortgage Assoc.	2.500	08/01/50	3,803	3,195,440
Federal National Mortgage Assoc.	2.500	11/01/50	2,665	2,248,503
Federal National Mortgage Assoc.	2.500	12/01/50	264	222,310
Federal National Mortgage Assoc.	2.500	01/01/51	578	487,826
Federal National Mortgage Assoc.	2.500	04/01/51	4,859	4,062,950
Federal National Mortgage Assoc.	2.500	05/01/51	1,988	1,661,064
Federal National Mortgage Assoc.	2.500	07/01/51	3,554	2,968,105
Federal National Mortgage Assoc.	2.500	09/01/51	429	358,499
Federal National Mortgage Assoc.	2.500	10/01/51	770	642,129
Federal National Mortgage Assoc.	2.500	11/01/51	3,010	2,511,886
Federal National Mortgage Assoc.	2.500	12/01/51	469	394,116
Federal National Mortgage Assoc.	2.500	02/01/52	419	349,722
Federal National Mortgage Assoc.	2.500	02/01/52	808	678,459
Federal National Mortgage Assoc.	3.000	TBA	500	433,929
Federal National Mortgage Assoc.	3.000	06/01/30	73	71,361
Federal National Mortgage Assoc.	3.000	05/01/31	30	29,734
Federal National Mortgage Assoc.	3.000	12/01/31	85	82,561
Federal National Mortgage Assoc.	3.000	05/01/32	96	93,828
Federal National Mortgage Assoc.	3.000	09/01/32	36	35,354
Federal National Mortgage Assoc.	3.000	11/01/36	79	74,532
Federal National Mortgage Assoc.	3.000	10/01/42	98	89,504
Federal National Mortgage Assoc.	3.000	10/01/42	162	147,488
Federal National Mortgage Assoc.	3.000	02/01/43	155	141,226

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	04/01/43	191	$173,453
Federal National Mortgage Assoc.	3.000	06/01/43	253	229,681
Federal National Mortgage Assoc.	3.000	12/01/45	352	318,763
Federal National Mortgage Assoc.	3.000	05/01/46	438	390,021
Federal National Mortgage Assoc.	3.000	09/01/46	471	427,757
Federal National Mortgage Assoc.	3.000	10/01/46	1,432	1,272,652
Federal National Mortgage Assoc.	3.000	11/01/46	530	470,921
Federal National Mortgage Assoc.	3.000	11/01/46	1,132	1,005,704
Federal National Mortgage Assoc.	3.000	03/01/47	388	344,324
Federal National Mortgage Assoc.	3.000	04/01/47	815	723,991
Federal National Mortgage Assoc.	3.000	12/01/49	1,976	1,731,740
Federal National Mortgage Assoc.	3.000	01/01/50	829	721,319
Federal National Mortgage Assoc.	3.000	02/01/50	732	643,296
Federal National Mortgage Assoc.	3.000	02/01/50	1,480	1,301,235
Federal National Mortgage Assoc.	3.000	03/01/50	354	310,687
Federal National Mortgage Assoc.	3.000	06/01/50	746	654,768
Federal National Mortgage Assoc.	3.000	01/01/51	956	839,215
Federal National Mortgage Assoc.	3.000	05/01/51	1,026	899,675
Federal National Mortgage Assoc.	3.000	01/01/52	2,264	1,985,373
Federal National Mortgage Assoc.	3.000	02/01/52	1,591	1,384,456
Federal National Mortgage Assoc.	3.000	03/01/52	3,037	2,642,679
Federal National Mortgage Assoc.	3.000	03/01/52	3,149	2,757,987
Federal National Mortgage Assoc.	3.000	04/01/52	1,720	1,496,593
Federal National Mortgage Assoc.	3.000	04/01/52	2,118	1,842,521
Federal National Mortgage Assoc.	3.000	06/01/52	2,385	2,071,438
Federal National Mortgage Assoc.	3.500	12/01/29	32	31,334
Federal National Mortgage Assoc.	3.500	12/01/30	40	39,910
Federal National Mortgage Assoc.	3.500	07/01/31	169	167,668
Federal National Mortgage Assoc.	3.500	08/01/31	179	177,079
Federal National Mortgage Assoc.	3.500	02/01/33	74	72,972
Federal National Mortgage Assoc.	3.500	05/01/33	30	29,751
Federal National Mortgage Assoc.	3.500	10/01/41	62	57,629
Federal National Mortgage Assoc.	3.500	04/01/42	132	123,910
Federal National Mortgage Assoc.	3.500	05/01/42	132	123,554
Federal National Mortgage Assoc.	3.500	05/01/42	830	776,997
Federal National Mortgage Assoc.	3.500	06/01/42	344	322,440
Federal National Mortgage Assoc.	3.500	10/01/42	196	183,923
Federal National Mortgage Assoc.	3.500	10/01/42	229	214,059
Federal National Mortgage Assoc.	3.500	10/01/42	434	406,830
Federal National Mortgage Assoc.	3.500	06/01/43	117	109,674
Federal National Mortgage Assoc.	3.500	06/01/45	131	120,810
Federal National Mortgage Assoc.	3.500	06/01/45	216	199,338

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	09/01/45	188	$173,408
Federal National Mortgage Assoc.	3.500	10/01/45	201	185,332
Federal National Mortgage Assoc.	3.500	01/01/46	64	59,044
Federal National Mortgage Assoc.	3.500	01/01/46	164	151,831
Federal National Mortgage Assoc.	3.500	04/01/46	1,737	1,602,471
Federal National Mortgage Assoc.	3.500	11/01/46	81	74,598
Federal National Mortgage Assoc.	3.500	06/01/47	293	269,129
Federal National Mortgage Assoc.	3.500	07/01/47	186	171,093
Federal National Mortgage Assoc.	3.500	07/01/47	870	814,849
Federal National Mortgage Assoc.	3.500	08/01/47	141	128,322
Federal National Mortgage Assoc.	3.500	09/01/47	232	212,825
Federal National Mortgage Assoc.	3.500	10/01/47	822	753,858
Federal National Mortgage Assoc.	3.500	11/01/47	755	692,272
Federal National Mortgage Assoc.	3.500	01/01/48	138	126,881
Federal National Mortgage Assoc.	3.500	01/01/48	191	175,610
Federal National Mortgage Assoc.	3.500	01/01/48	2,800	2,565,367
Federal National Mortgage Assoc.	3.500	04/01/48	377	345,395
Federal National Mortgage Assoc.	3.500	06/01/48	564	516,329
Federal National Mortgage Assoc.	3.500	08/01/48	303	277,255
Federal National Mortgage Assoc.	3.500	10/01/48	203	185,204
Federal National Mortgage Assoc.	3.500	11/01/48	146	134,155
Federal National Mortgage Assoc.	3.500	03/01/49	675	619,480
Federal National Mortgage Assoc.	3.500	06/01/49	279	255,616
Federal National Mortgage Assoc.	3.500	08/01/51	36	32,710
Federal National Mortgage Assoc.	3.500	02/01/52	398	361,506
Federal National Mortgage Assoc.	3.500	05/01/52	4,681	4,231,818
Federal National Mortgage Assoc.	4.000	09/01/40	103	99,996
Federal National Mortgage Assoc.	4.000	11/01/40	418	403,703
Federal National Mortgage Assoc.	4.000	02/01/41	172	165,698
Federal National Mortgage Assoc.	4.000	02/01/41	280	269,962
Federal National Mortgage Assoc.	4.000	12/01/41	175	169,031
Federal National Mortgage Assoc.	4.000	10/01/43	138	134,429
Federal National Mortgage Assoc.	4.000	09/01/44	78	74,506
Federal National Mortgage Assoc.	4.000	10/01/44	179	170,918
Federal National Mortgage Assoc.	4.000	12/01/45	61	57,829
Federal National Mortgage Assoc.	4.000	04/01/46	58	54,725
Federal National Mortgage Assoc.	4.000	08/01/46	94	89,352
Federal National Mortgage Assoc.	4.000	09/01/46	758	724,733
Federal National Mortgage Assoc.	4.000	02/01/47	281	265,667
Federal National Mortgage Assoc.	4.000	03/01/47	393	369,739
Federal National Mortgage Assoc.	4.000	06/01/47	230	218,050
Federal National Mortgage Assoc.	4.000	10/01/47	73	68,856

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	11/01/47	142	$134,215
Federal National Mortgage Assoc.	4.000	12/01/47	149	141,304
Federal National Mortgage Assoc.	4.000	02/01/48	138	130,466
Federal National Mortgage Assoc.	4.000	09/01/48	1,092	1,029,669
Federal National Mortgage Assoc.	4.000	10/01/48	205	193,888
Federal National Mortgage Assoc.	4.000	03/01/49	566	533,396
Federal National Mortgage Assoc.	4.000	03/01/49	871	820,441
Federal National Mortgage Assoc.	4.000	07/01/49	191	178,421
Federal National Mortgage Assoc.	4.000	01/01/50	1,645	1,549,655
Federal National Mortgage Assoc.	4.000	05/01/50	1,730	1,629,478
Federal National Mortgage Assoc.	4.000	05/01/52	1,221	1,140,306
Federal National Mortgage Assoc.	4.000	06/01/52	7,948	7,420,838
Federal National Mortgage Assoc.	4.000	07/01/52	524	489,274
Federal National Mortgage Assoc.	4.000	07/01/52	1,137	1,066,532
Federal National Mortgage Assoc.	4.000	09/01/52	181	169,053
Federal National Mortgage Assoc.	4.000	10/01/52	1,151	1,074,537
Federal National Mortgage Assoc.	4.500	08/01/40	48	47,827
Federal National Mortgage Assoc.	4.500	04/01/41	59	58,806
Federal National Mortgage Assoc.	4.500	06/01/41	130	128,580
Federal National Mortgage Assoc.	4.500	08/01/41	67	66,391
Federal National Mortgage Assoc.	4.500	08/01/41	161	159,499
Federal National Mortgage Assoc.	4.500	08/01/44	167	163,850
Federal National Mortgage Assoc.	4.500	01/01/45	90	88,599
Federal National Mortgage Assoc.	4.500	11/01/47	105	101,508
Federal National Mortgage Assoc.	4.500	06/01/48	143	139,174
Federal National Mortgage Assoc.	4.500	07/01/48	1,227	1,195,166
Federal National Mortgage Assoc.	4.500	12/01/48	114	110,872
Federal National Mortgage Assoc.	4.500	02/01/49	36	35,418
Federal National Mortgage Assoc.	4.500	07/01/52	1,988	1,904,898
Federal National Mortgage Assoc.	4.500	08/01/52	688	659,356
Federal National Mortgage Assoc.	4.500	09/01/52	7,396	7,086,520
Federal National Mortgage Assoc.	4.500	12/01/52	1,290	1,235,961
Federal National Mortgage Assoc.	4.500	01/01/53	5,305	5,080,557
Federal National Mortgage Assoc.	5.000	TBA	12,000	11,745,795
Federal National Mortgage Assoc.	5.000	09/01/30	7	7,540
Federal National Mortgage Assoc.	5.000	10/01/40	84	84,923
Federal National Mortgage Assoc.	5.000	03/01/42	164	165,910
Federal National Mortgage Assoc.	5.000	10/01/47	142	141,922
Federal National Mortgage Assoc.	5.000	01/01/48	32	31,671
Federal National Mortgage Assoc.	5.000	06/01/49	805	801,565
Federal National Mortgage Assoc.	5.000	07/01/52	6,639	6,523,697
Federal National Mortgage Assoc.	5.000	08/01/52	1,169	1,148,746

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	09/01/52	1,229	$1,207,350
Federal National Mortgage Assoc.	5.000	10/01/52	1,392	1,367,205
Federal National Mortgage Assoc.	5.000	02/01/53	1,337	1,312,233
Federal National Mortgage Assoc.	5.500	01/01/40	76	77,327
Federal National Mortgage Assoc.	5.500	04/01/53	1,803	1,802,402
Federal National Mortgage Assoc.(k)	5.500	05/01/53	17,432	17,424,029
Federal National Mortgage Assoc.	5.500	11/01/53	4,754	4,749,148
Federal National Mortgage Assoc.	6.000	TBA	4,500	4,564,850
Federal National Mortgage Assoc.	6.000	10/01/36	43	44,507
Federal National Mortgage Assoc.	6.000	07/01/41	47	49,612
Federal National Mortgage Assoc.	6.000	01/01/53	8,530	8,655,073
Federal National Mortgage Assoc.	6.000	03/01/53	2,060	2,089,760
Federal National Mortgage Assoc.	6.000	09/01/53	2,129	2,162,776
Federal National Mortgage Assoc.	6.000	11/01/53	1,762	1,789,633
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	550,856
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	91,546
Federal National Mortgage Assoc.	4.336(s)	03/17/31	945	737,258
Federal National Mortgage Assoc., Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—(r)	131
Government National Mortgage Assoc.	2.000	10/20/50	6,625	5,405,826
Government National Mortgage Assoc.	2.000	01/20/51	5,014	4,091,370
Government National Mortgage Assoc.	2.000	03/20/51	959	782,647
Government National Mortgage Assoc.	2.000	07/20/51	5,038	4,111,541
Government National Mortgage Assoc.	2.000	11/20/51	451	368,116
Government National Mortgage Assoc.	2.000	04/20/52	467	380,702
Government National Mortgage Assoc.	2.500	12/20/46	210	183,398
Government National Mortgage Assoc.	2.500	10/20/50	3,802	3,245,491
Government National Mortgage Assoc.	2.500	01/20/51	3,983	3,395,531
Government National Mortgage Assoc.	2.500	03/20/51	1,495	1,274,731
Government National Mortgage Assoc.	2.500	05/20/51	6,826	5,820,687
Government National Mortgage Assoc.	2.500	07/20/51	2,123	1,809,251
Government National Mortgage Assoc.	3.000	07/20/42	316	288,589
Government National Mortgage Assoc.	3.000	03/20/43	214	195,116
Government National Mortgage Assoc.	3.000	08/20/43	40	36,578
Government National Mortgage Assoc.	3.000	09/20/43	79	72,091
Government National Mortgage Assoc.	3.000	01/20/44	75	67,930
Government National Mortgage Assoc.	3.000	05/20/45	75	67,731
Government National Mortgage Assoc.	3.000	08/15/45	83	73,867
Government National Mortgage Assoc.	3.000	05/20/46	465	417,882
Government National Mortgage Assoc.	3.000	07/20/46	742	666,331
Government National Mortgage Assoc.	3.000	08/20/46	41	36,676

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	10/20/46	4,258	$3,822,101
Government National Mortgage Assoc.	3.000	03/20/47	485	434,933
Government National Mortgage Assoc.	3.000	11/20/47	4,044	3,622,614
Government National Mortgage Assoc.	3.000	01/20/48	61	54,963
Government National Mortgage Assoc.	3.000	08/20/48	1,000	896,077
Government National Mortgage Assoc.	3.000	07/20/49	346	309,387
Government National Mortgage Assoc.	3.000	09/20/49	428	382,003
Government National Mortgage Assoc.	3.000	12/20/49	479	425,672
Government National Mortgage Assoc.	3.000	01/20/50	2,215	1,971,320
Government National Mortgage Assoc.	3.000	02/20/50	97	86,092
Government National Mortgage Assoc.	3.000	09/20/50	282	250,880
Government National Mortgage Assoc.	3.000	10/20/51	397	352,074
Government National Mortgage Assoc.	3.000	11/20/51	748	662,141
Government National Mortgage Assoc.	3.500	01/15/42	52	48,380
Government National Mortgage Assoc.	3.500	12/20/42	152	140,823
Government National Mortgage Assoc.	3.500	01/20/43	227	210,596
Government National Mortgage Assoc.	3.500	02/20/43	103	95,625
Government National Mortgage Assoc.	3.500	08/20/43	364	337,632
Government National Mortgage Assoc.	3.500	10/20/43	482	447,461
Government National Mortgage Assoc.	3.500	03/20/45	50	46,091
Government National Mortgage Assoc.	3.500	04/20/45	281	259,456
Government National Mortgage Assoc.	3.500	04/20/46	538	495,281
Government National Mortgage Assoc.	3.500	07/20/46	332	305,970
Government National Mortgage Assoc.	3.500	10/20/46	653	599,886
Government National Mortgage Assoc.	3.500	12/20/46	642	589,392
Government National Mortgage Assoc.	3.500	05/20/47	359	329,601
Government National Mortgage Assoc.	3.500	10/20/47	123	112,705
Government National Mortgage Assoc.	3.500	11/20/47	637	584,439
Government National Mortgage Assoc.	3.500	01/20/48	172	157,999
Government National Mortgage Assoc.	3.500	10/20/48	103	94,739
Government National Mortgage Assoc.	3.500	11/20/48	203	186,441
Government National Mortgage Assoc.	3.500	12/20/48	75	68,457
Government National Mortgage Assoc.	3.500	02/20/49	173	159,082
Government National Mortgage Assoc.	3.500	05/20/49	272	249,683
Government National Mortgage Assoc.	3.500	06/20/49	3,531	3,219,985
Government National Mortgage Assoc.	3.500	08/20/49	5,372	4,911,198
Government National Mortgage Assoc.	3.500	11/20/49	2,404	2,189,644
Government National Mortgage Assoc.	3.500	11/20/50	4,990	4,569,656
Government National Mortgage Assoc.	3.500	04/20/51	1,716	1,566,859
Government National Mortgage Assoc.	3.500	02/20/52	2,013	1,835,072
Government National Mortgage Assoc.	3.500	05/20/52	7,191	6,545,881
Government National Mortgage Assoc.	4.000	12/20/40	117	111,643

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	06/20/41	50	$47,415
Government National Mortgage Assoc.	4.000	11/15/41	66	63,358
Government National Mortgage Assoc.	4.000	12/20/42	122	116,772
Government National Mortgage Assoc.	4.000	04/20/43	81	77,029
Government National Mortgage Assoc.	4.000	10/20/43	68	65,178
Government National Mortgage Assoc.	4.000	12/20/43	150	142,754
Government National Mortgage Assoc.	4.000	09/20/44	88	83,898
Government National Mortgage Assoc.	4.000	08/20/45	144	136,742
Government National Mortgage Assoc.	4.000	10/20/45	68	64,759
Government National Mortgage Assoc.	4.000	03/20/46	132	125,595
Government National Mortgage Assoc.	4.000	11/20/46	99	93,588
Government National Mortgage Assoc.	4.000	03/20/47	86	80,693
Government National Mortgage Assoc.	4.000	05/20/47	136	127,531
Government National Mortgage Assoc.	4.000	07/20/47	535	504,985
Government National Mortgage Assoc.	4.000	11/20/47	365	343,532
Government National Mortgage Assoc.	4.000	12/20/47	86	80,609
Government National Mortgage Assoc.	4.000	04/20/48	62	58,197
Government National Mortgage Assoc.	4.000	06/20/48	1,174	1,104,853
Government National Mortgage Assoc.	4.000	07/20/48	163	153,617
Government National Mortgage Assoc.	4.000	08/20/48	2,425	2,280,047
Government National Mortgage Assoc.	4.000	09/20/48	145	136,250
Government National Mortgage Assoc.	4.000	10/20/48	5,064	4,763,005
Government National Mortgage Assoc.	4.000	11/20/48	61	57,257
Government National Mortgage Assoc.	4.000	01/20/49	73	68,907
Government National Mortgage Assoc.	4.000	02/20/49	147	138,199
Government National Mortgage Assoc.	4.000	03/20/49	91	85,718
Government National Mortgage Assoc.	4.000	04/20/49	444	417,202
Government National Mortgage Assoc.	4.000	01/20/50	50	46,964
Government National Mortgage Assoc.	4.000	02/20/50	73	68,773
Government National Mortgage Assoc.	4.000	07/20/50	111	103,840
Government National Mortgage Assoc.	4.000	06/20/52	1,685	1,575,315
Government National Mortgage Assoc.	4.500	12/20/41	253	251,968
Government National Mortgage Assoc.	4.500	10/20/43	37	36,139
Government National Mortgage Assoc.	4.500	01/20/44	49	48,490
Government National Mortgage Assoc.	4.500	04/20/44	165	161,779
Government National Mortgage Assoc.	4.500	03/20/45	39	38,466
Government National Mortgage Assoc.	4.500	07/20/46	81	78,739
Government National Mortgage Assoc.	4.500	08/20/46	71	69,401
Government National Mortgage Assoc.	4.500	11/20/46	62	61,155
Government National Mortgage Assoc.	4.500	01/20/47	405	395,528
Government National Mortgage Assoc.	4.500	01/20/48	51	49,220
Government National Mortgage Assoc.	4.500	02/20/48	321	312,354

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	03/20/48	34	$33,471
Government National Mortgage Assoc.	4.500	07/20/48	55	53,640
Government National Mortgage Assoc.	4.500	08/20/48	21	20,471
Government National Mortgage Assoc.	4.500	12/20/48	104	101,013
Government National Mortgage Assoc.	4.500	05/20/52	2,166	2,086,239
Government National Mortgage Assoc.	4.500	10/20/52	13,330	12,837,885
Government National Mortgage Assoc.	5.000	10/20/37	4	4,407
Government National Mortgage Assoc.	5.000	09/20/40	48	48,184
Government National Mortgage Assoc.	5.000	04/20/45	26	25,885
Government National Mortgage Assoc.	5.000	08/20/45	100	100,217
Government National Mortgage Assoc.	5.000	10/20/52	117	115,050
Government National Mortgage Assoc.	5.000	11/20/52	220	216,905
Government National Mortgage Assoc.	5.000	12/20/52	173	171,062
Government National Mortgage Assoc.	5.000	03/20/53	3,437	3,384,019
Government National Mortgage Assoc.	5.500	TBA	38,000	37,979,663
Government National Mortgage Assoc.	6.000	TBA	3,500	3,539,785
Government National Mortgage Assoc.	6.000	12/15/39	65	68,272
Government National Mortgage Assoc.	7.000	TBA	2,500	2,580,166
Government National Mortgage Assoc.	7.000	06/20/54	5,827	6,009,309
Government National Mortgage Assoc.	7.000	07/20/54	3,409	3,516,038
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	465	396,334
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	2,890	2,823,958
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	195	124,077

Total U.S. Government Agency Obligations (cost $602,062,422)				576,287,147
U.S. Treasury Obligations 5.0%
U.S. Treasury Bonds	1.625	11/15/50	19,325	10,302,641
U.S. Treasury Bonds(h)	4.750	11/15/53	32,325	32,516,930
U.S. Treasury Notes	3.250	06/30/27	14,435	14,334,632
U.S. Treasury Notes	4.500	12/31/31	15,805	16,345,827
U.S. Treasury Notes	4.625	06/15/27	9,405	9,601,917
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	178,014
U.S. Treasury Strips Coupon(k)	2.062(s)	05/15/41	34,830	16,028,361
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	520,230
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	624,373
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	802
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	148,410
U.S. Treasury Strips Coupon	2.498(s)	11/15/42	16,900	7,165,516
U.S. Treasury Strips Coupon	3.270(s)	11/15/45	865	313,316
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	1,400	654,335

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	4.097%(s)	11/15/41	3,110	$1,392,851
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	95	29,651
U.S. Treasury Strips Coupon	4.652(s)	05/15/49	1,210	366,758
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	280	86,284

Total U.S. Treasury Obligations (cost $125,225,603)				110,610,848

	Shares
Affiliated Exchange-Traded Fund 4.2%
PGIM AAA CLO ETF (cost $92,225,374)(wa)		1,800,878	92,186,945
Preferred Stocks 0.0%
Independent Power & Renewable Electricity Producers
Tennessee Valley Authority, Series A, 2.216%(c), U.S. Treasury 30-YR CMT + 0.840%, Maturing 05/01/29	4,345	101,195
Tennessee Valley Authority, Series D, 2.134%(c), U.S. Treasury 30-YR CMT + 0.940%, Maturing 06/01/28	1,400	33,152

Total Preferred Stocks (cost $132,313)				134,347

Total Long-Term Investments (cost $2,263,916,488)				2,174,025,020

Short-Term Investments 5.5%
Affiliated Mutual Funds 5.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wa)	88,509,744	88,509,744
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $32,238,005; includes $32,129,112 of cash collateral for securities on loan)(b)(wa)	32,261,779	32,239,196

Total Affiliated Mutual Funds (cost $120,747,749)		120,748,940

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Value
Options Purchased*~ 0.0%
(cost $275)	$12,908

Total Short-Term Investments (cost $120,748,024)	120,761,848

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $2,384,664,512)	2,294,786,868
Options Written*~ (0.0)%
(premiums received $26,499)	(44,540)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.1% (cost $2,384,638,013)	2,294,742,328
Liabilities in excess of other assets(z) (4.1)%	(90,268,292)

Net Assets 100.0%	$2,204,474,036

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COFI	Cost of Funds Index
DAC	Designated Activity Company
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,467,353; cash collateral of $32,129,112 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	4.000%	TBA	06/12/25	$(5,500)	$(5,124,282)
Federal National Mortgage Assoc.	4.500%	TBA	06/12/25	(5,500)	(5,257,658)
Federal National Mortgage Assoc.	5.500%	TBA	06/12/25	(8,500)	(8,476,006)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $18,838,614)					$(18,857,946)

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		16		40	$200
(cost $225)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/ 4.410%	1,495	$4,995
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.410%	430	10
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	430	7,703
Total OTC Swaptions (cost $50)								$12,708
Total Options Purchased (cost $275)								$12,908
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		16		40	$(23,700)
3 Month SOFR	Put	12/12/25	$96.25		16		40	(6,200)
Total Exchange Traded (premiums received $25,213)								$(29,900)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/ 4.410%	3.05%(A)	1,495	$(6,906)

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	860	$(7,734)
Total OTC Swaptions (premiums received $1,286)								$(14,640)
Total Options Written (premiums received $26,499)								$(44,540)
Futures contracts outstanding at April 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
358	2 Year U.S. Treasury Notes	Jun. 2025	$74,517,141	$505,540
380	5 Year U.S. Treasury Notes	Jun. 2025	41,494,218	138,034
649	10 Year U.S. Treasury Notes	Jun. 2025	72,829,969	901,305
321	10 Year U.S. Ultra Treasury Notes	Jun. 2025	36,829,736	75,724
937	20 Year U.S. Treasury Bonds	Jun. 2025	109,277,625	1,009,642
210	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	25,416,563	59,090
				$2,689,335
Credit default swap agreements outstanding at April 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	885	$176	$(71)	$247	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	2,470	0.296%	$13,955	$11,339	$2,616	GSI

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Credit default swap agreements outstanding at April 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Citigroup, Inc.	12/20/25	1.000%(Q)	2,470	0.315%	$13,653	$11,495	$2,158	GSI
Hellenic Republic	06/20/27	1.000%(Q)	545	0.239%	9,233	8,131	1,102	BARC
Hellenic Republic	12/20/27	1.000%(Q)	410	0.308%	7,676	6,844	832	BARC
Kingdom of Norway	12/20/25	—%(Q)	5,500	0.044%	(1,528)	(1,737)	209	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	1,365	0.071%	3,370	1,795	1,575	BARC
Morgan Stanley	12/20/25	1.000%(Q)	2,470	0.298%	13,927	11,339	2,588	GSI
Republic of Italy	06/20/25	1.000%(Q)	2,390	0.084%	5,855	3,140	2,715	BARC
					$66,141	$52,346	$13,795

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	28,055	$(389,860)	$(446,363)	$(56,503)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at April 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
167,640	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	$—	$(4,879)	$(4,879)
52,635	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	119,644	119,644
40,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(108,727)	(108,727)
26,965	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(197,396)	(197,396)
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	415	(36,780)	(37,195)
48,850	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	12,358	869,795	857,437
30,400	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(32,323)	(858,181)	(825,858)
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	1,278,108	1,311,467	33,359
				$1,258,558	$1,094,943	$(163,615)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.870%	JPM	09/19/25	(7,709)	$133,334	$—	$133,334
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	19,925	(1,054,315)	—	(1,054,315)

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Total return swap agreements outstanding at April 30, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	BOA	09/11/25	29,165	$(436,879)	$—	$(436,879)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	10/27/25	40,665	150,054	—	150,054
					$(1,207,806)	$—	$(1,207,806)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).